Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest income:
Loans, including fees	$ 5,217	$ 4,766	$ 10,223	$ 9,556
Securities - Taxable	949	1,214	1,989	2,390
Securities - Tax-exempt	654	607	1,305	1,234
Federal funds sold and interest bearing bank deposits	51	30	90	72
Total interest income	6,871	6,617	13,607	13,252
Interest expense:
Deposits	1,020	1,255	2,122	2,512
Short-term borrowings	4	5	10	9
Long-term debt interest expense	59	104	164	208
Total interest expense	1,083	1,364	2,296	2,729
Net interest income	5,788	5,253	11,311	10,523
Provision for loan losses	0	0	0	(400)
Net interest income after provision for loan losses	5,788	5,253	11,311	10,923
Noninterest income:
Service charges on deposit accounts	209	219	415	432
Mortgage lending	457	348	791	734
Bank-owned life insurance income	112	125	513	251
Other noninterest income	389	377	766	715
Securities gains (losses), net:
Realized gains, net	0	12	3	38
Total other-than-temporary impairments	0	0	0	(333)
Total securities gains (losses), net	0	12	3	(295)
Total noninterest income	1,167	1,081	2,488	1,837
Noninterest expense:
Salaries and benefits	2,291	2,221	4,559	4,502
Net occupancy and equipment	362	341	720	693
Professional fees	218	225	419	431
FDIC and other regulatory assessments	118	129	243	274
Other real estate owned, net	1	(62)	18	56
Prepayment penalties on long-term debt	0	0	362	0
Other noninterest expense	1,039	938	2,022	1,784
Total noninterest expense	4,029	3,792	8,343	7,740
Earnings before income taxes	2,926	2,542	5,456	5,020
Income tax expense	776	683	1,444	1,340
Net earnings	$ 2,150	$ 1,859	$ 4,012	$ 3,680
Net earnings per share:
Basic and diluted earnings per share	$ 0.59	$ 0.51	$ 1.1	$ 1.01
Weighted average shares outstanding:
Basic and diluted weighted average shares outstanding	3,643,413	3,643,295	3,643,389	3,643,228